Biological assets, net (Details 1) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Biological assets, net
2025	$ 218,913
2026	218,913
2027	218,913
2028	218,913
2029	218,913
Thereafter	8,238,651
Total	$ 9,333,216	$ 9,187,640